Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Raw materials	$ 159	$ 144	$ 392
Work-in-process	446	375
Finished goods	19	129
Inventory	624	648	392
Inventory reserve	(52)	(50)
Total inventory, net of reserve	$ 572	$ 598	$ 392